Franklin Limited Duration Income Trust
Statement of Investments, March 31, 2019 (unaudited)
		Country	Shares/Units/ Warrants	Value
	Common Stocks and Other Equity Interests 0.5%
	Commercial & Professional Services 0.0%†
[a]	Remington Outdoor Co. Inc.	United States	39,306	$ 38,323
[a,b,c]	Remington Outdoor Co. Inc., Litigation Units	United States	3,700	—
				38,323
	Energy 0.5%
[a]	Birch Permian Holdings Inc.	United States	41,589	478,274
[a]	Halcon Resources Corp.	United States	67,554	91,198
[a]	Halcon Resources Corp., wts., 9/09/20	United States	6,408	64
[a]	Midstates Petroleum Co. Inc.	United States	273	2,667
[a,b]	Midstates Petroleum Co. Inc., wts., 4/21/20	United States	2,642	34
[a,b,c]	Nine Point Energy LLC	United States	21,663	2
[a]	Riviera Resources Inc.	United States	6,592	92,222
[a]	Roan Resources Inc.	United States	6,592	40,277
[a]	Samson Resources II LLC	United States	31,225	725,981
				1,430,719
	Materials 0.0%†
[a]	Verso Corp., A	United States	4,163	89,171
[a]	Verso Corp., wts., 7/25/23	United States	438	1,862
				91,033
	Transportation 0.0%†
[a]	CEVA Logistics AG	Switzerland	3,641	109,525
	Total Common Stocks and Other Equity Interests (Cost $6,813,796)			1,669,600

	Convertible Preferred Stocks (Cost $377,604) 0.1%
	Energy 0.1%
[a,b,c]	Nine Point Energy Holdings Inc., cvt. pfd.	United States	404	435,225
			Principal Amount*
	Corporate Bonds 44.1%
	Automobiles & Components 0.3%
	The Goodyear Tire & Rubber Co.,
	[d] senior bond, 5.00%, 5/31/26	United States	$ 700,000	670,075
	senior note, 5.125%, 11/15/23	United States	300,000	300,750
				970,825
	Banks 0.8%
[e]	JPMorgan Chase & Co., junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	1,500,000	1,564,748
	Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	1,000,000	1,066,945
				2,631,693
	Capital Goods 3.9%
[d,f]	BBA U.S. Holdings Inc., senior note, 144A, 5.375%, 5/01/26	United States	400,000	413,000
[d,f]	Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	500,000	476,875
[d]	H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	1,500,000	1,501,875
[d,f]	Jeld-Wen Inc., senior note, 144A, 4.625%, 12/15/25	United States	1,600,000	1,524,000
[f]	The Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	1,000,000	1,015,000
[g]	Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	952,561	738,235
[d,f]	Stevens Holding Co. Inc., senior note, 144A, 6.125%, 10/01/26	United States	1,100,000	1,138,500
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin Limited Duration Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Capital Goods (continued)
[d]	Tennant Co., senior note, 5.625%, 5/01/25	United States	$ 800,000	$ 810,000
[d,f]	Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	1,500,000	1,494,375
[d,f]	TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	1,400,000	1,456,000
[d,f]	Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	1,600,000	1,600,000
				12,167,860
	Commercial & Professional Services 1.2%
[d,f]	Multi-Color Corp., senior note, 144A, 4.875%, 11/01/25	United States	1,500,000	1,552,500
[d]	United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	600,000	622,500
[d,f]	West Corp., senior note, 144A, 8.50%, 10/15/25	United States	1,700,000	1,470,500
				3,645,500
	Consumer Durables & Apparel 1.3%
[f]	Ashton Woods USA LLC/Finance Co., senior note, 144A, 9.875%, 4/01/27	United States	1,000,000	1,025,000
[d,f]	Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	1,000,000	1,007,700
[d]	KB Home, senior note, 7.00%, 12/15/21	United States	1,100,000	1,181,125
[d,f]	Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., senior note, 144A, 5.875%, 4/15/23	United States	1,000,000	1,025,000
				4,238,825
	Consumer Services 3.6%
[f]	1011778 BC ULC/New Red Finance Inc., senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	800,000	793,244
[d,f]	24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	1,500,000	1,507,500
[d,f]	Ascend Learning LLC, senior note, 144A, 6.875%, 8/01/25	United States	1,500,000	1,496,250
[d,f]	Downstream Development Authority of the Quapaw Tribe of Oklahoma, secured note, 144A, 10.50%, 2/15/23	United States	1,400,000	1,454,250
[f]	Golden Nugget Inc., senior note, 144A, 8.75%, 10/01/25	United States	1,200,000	1,263,000
[d,f]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, senior note, 144A, 5.00%, 6/01/24	United States	1,400,000	1,431,500
[f]	Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC, senior note, 144A, 7.00%, 7/15/26	Canada	500,000	522,500
[d,f]	Studio City Finance Ltd., senior note, 144A, 7.25%, 2/11/24	Macau	1,100,000	1,154,450
[d,f]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	1,700,000	1,683,000
				11,305,694
	Diversified Financials 1.1%
[d,f]	FirstCash Inc., senior note, 144A, 5.375%, 6/01/24	United States	900,000	924,759
[f]	Lincoln Finance Ltd., senior secured note, 144A, 7.375%, 4/15/21	Netherlands	1,000,000	1,019,790
	Navient Corp.,
	[d] senior note, 5.00%, 10/26/20	United States	200,000	203,250
	[d] senior note, 5.875%, 3/25/21	United States	200,000	207,250
	senior note, 6.625%, 7/26/21	United States	400,000	419,000
	[d] senior note, 6.50%, 6/15/22	United States	200,000	208,937
	senior note, 7.25%, 9/25/23	United States	400,000	424,000
				3,406,986
	Energy 4.6%
[d,f]	Aker BP ASA, senior note, 144A, 5.875%, 3/31/25	Norway	1,000,000	1,044,158
[d]	California Resources Corp.,
	[f] secured note, second lien, 144A, 8.00%, 12/15/22	United States	824,000	649,147
	senior note, 5.50%, 9/15/21	United States	37,000	29,045
  |  2

Franklin Limited Duration Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Energy (continued)
[d]	Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 7.75%, 4/15/23	United States	$ 1,000,000	$ 895,000
[d]	Cheniere Corpus Christi Holdings LLC,
	senior secured note, first lien, 7.00%, 6/30/24	United States	700,000	791,910
	senior secured note, first lien, 5.875%, 3/31/25	United States	600,000	654,000
	Cheniere Energy Partners LP,
	[f] senior note, 144A, 5.625%, 10/01/26	United States	400,000	411,000
	[d] senior secured note, first lien, 5.25%, 10/01/25	United States	1,000,000	1,026,250
[d]	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., senior note, 6.25%, 4/01/23	United States	1,500,000	1,545,000
[d]	CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%, 8/15/22	United States	1,400,000	1,239,000
[d,f]	Diamondback Energy Inc., senior note, 144A, 4.75%, 11/01/24	United States	900,000	923,445
[f,g]	EnQuest PLC, senior note, 144A, PIK, 7.00%, 4/15/22	United Kingdom	1,147,777	936,466
[d]	Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%, 2/15/21	United States	1,100,000	1,072,500
[f,g]	Murray Energy Corp., secured note, 1.5 lien, 144A, PIK, 12.00% (incl. cash 9.00%), 4/15/24	United States	597,229	252,329
[d]	QEP Resources Inc., senior bond, 5.25%, 5/01/23	United States	500,000	473,750
	Sanchez Energy Corp.,
	senior note, 7.75%, 6/15/21	United States	900,000	128,250
	senior note, 6.125%, 1/15/23	United States	300,000	43,500
[d]	Sunoco LP/Sunoco Finance Corp., senior note, 4.875%, 1/15/23	United States	700,000	712,880
[d]	Weatherford International Ltd.,
	senior note, 5.125%, 9/15/20	United States	400,000	353,000
	senior note, 7.75%, 6/15/21	United States	1,000,000	900,000
	senior note, 4.50%, 4/15/22	United States	400,000	282,000
				14,362,630
	Food, Beverage & Tobacco 0.8%
[d]	B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	1,000,000	962,500
[f]	Cott Holdings Inc., senior note, 144A, 5.50%, 4/01/25	Canada	500,000	506,250
[d,f]	Lamb Weston Holdings Inc., senior note, 144A, 4.625%, 11/01/24	United States	1,100,000	1,113,750
				2,582,500
	Health Care Equipment & Services 3.6%
[d,f]	Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	1,100,000	1,144,000
[d,f]	Catalent Pharma Solutions Inc., senior note, 144A, 4.875%, 1/15/26	United States	1,200,000	1,194,000
[d,f]	Centene Corp., senior note, 144A, 5.375%, 6/01/26	United States	1,000,000	1,045,000
	CHS/Community Health Systems Inc.,
	[f] senior note, 144A, 8.125%, 6/30/24	United States	900,000	675,000
	[d] senior secured note, first lien, 6.25%, 3/31/23	United States	700,000	659,750
[d]	HCA Inc.,
	senior bond, 5.875%, 5/01/23	United States	500,000	534,375
	senior note, 7.50%, 2/15/22	United States	500,000	552,650
[d,f]	MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	1,400,000	1,419,250
[d,f]	MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	1,300,000	1,300,000
[d]	Tenet Healthcare Corp.,
	[f] senior note, second lien, 144A, 6.25%, 2/01/27	United States	1,200,000	1,246,500
	senior secured note, first lien, 6.00%, 10/01/20	United States	500,000	519,375
[d,f]	WellCare Health Plans Inc., senior note, 144A, 5.375%, 8/15/26	United States	1,000,000	1,048,750
				11,338,650
  |  3

Franklin Limited Duration Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Materials 7.3%
[g]	ARD Finance SA, secured note, PIK, 7.125%, 9/15/23	Luxembourg	$ 600,000	$ 600,750
[f]	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
	senior note, 144A, 4.25%, 9/15/22	Luxembourg	300,000	300,000
	senior note, 144A, 6.00%, 2/15/25	Luxembourg	500,000	501,875
[d,f]	BWAY Holding Co., secured note, 144A, 5.50%, 4/15/24	United States	1,500,000	1,494,825
[f]	Cemex SAB de CV, senior secured bond, 144A, 7.75%, 4/16/26	Mexico	400,000	436,524
[d]	The Chemours Co., senior note, 6.625%, 5/15/23	United States	776,000	805,170
[d]	Crown Americas LLC/Crown Americas Capital Corp. VI, senior note, 4.75%, 2/01/26	United States	500,000	503,650
[f]	Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	800,000	784,960
[f]	First Quantum Minerals Ltd.,
	senior note, 144A, 7.00%, 2/15/21	Zambia	257,000	261,818
	senior note, 144A, 7.25%, 4/01/23	Zambia	500,000	490,000
[f]	FMG Resources (August 2006) Pty. Ltd.,
	senior note, 144A, 4.75%, 5/15/22	Australia	700,000	703,500
	senior note, 144A, 5.125%, 3/15/23	Australia	600,000	603,168
[d,f]	Grinding Media Inc./MC Grinding Media Canada Inc., senior secured note, 144A, 7.375%, 12/15/23	United States	800,000	772,000
[f]	HudBay Minerals Inc., senior note, 144A, 7.25%, 1/15/23	Canada	400,000	415,500
[f]	Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	1,000,000	1,022,500
[d,f]	New Enterprise Stone & Lime Co., senior note, 144A, 6.25%, 3/15/26	United States	1,500,000	1,462,665
[f]	New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	600,000	480,000
[f]	Northwest Acquisitions ULC/Dominion Finco Inc., secured note, second lien, 144A, 7.125%, 11/01/22	Canada	300,000	264,750
[d,f]	Novelis Corp., senior note, 144A, 6.25%, 8/15/24	United States	1,300,000	1,332,500
[f]	OCI NV, senior note, 144A, 6.625%, 4/15/23	Netherlands	400,000	417,000
[d,f]	Owens-Brockway Glass Container Inc.,
	senior note, 144A, 5.00%, 1/15/22	United States	900,000	925,875
	senior note, 144A, 5.875%, 8/15/23	United States	400,000	420,460
[f]	Petra Diamonds U.S. Treasury PLC, secured note, second lien, 144A, 7.25%, 5/01/22	South Africa	1,200,000	1,121,604
[d,f]	Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	1,500,000	1,410,000
[f]	Rain CII Carbon LLC / CII Carbon Corp., senior note, 144A, 7.25%, 4/01/25	United States	800,000	712,000
[f]	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA,
	[d] senior note, 144A, 7.00%, 7/15/24	United States	100,000	103,200
	[d] senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	400,000	407,000
	[h] senior secured note, first lien, 144A, FRN, 6.287%, (3-month USD LIBOR + 3.50%), 7/15/21	United States	400,000	402,500
[d,f]	Sealed Air Corp.,
	senior bond, 144A, 5.125%, 12/01/24	United States	500,000	520,480
	senior bond, 144A, 5.50%, 9/15/25	United States	600,000	633,120
[d]	Steel Dynamics Inc., senior note, 5.125%, 10/01/21	United States	1,500,000	1,515,000
[f]	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	1,000,000	1,015,000
				22,839,394
	Media & Entertainment 3.8%
[d,f]	Altice Luxembourg SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	1,700,000	1,704,250
[d]	CCO Holdings LLC/CCO Holdings Capital Corp.,
	senior bond, 5.25%, 9/30/22	United States	1,500,000	1,530,937
	[f] senior note, 144A, 5.125%, 5/01/23	United States	500,000	512,995
  |  4

Franklin Limited Duration Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Media & Entertainment (continued)
	Clear Channel Worldwide Holdings Inc.,
	[d] senior note, 6.50%, 11/15/22	United States	$ 700,000	$ 718,375
	[f] senior sub. note, 144A, 9.25%, 2/15/24	United States	700,000	743,750
[d]	CSC Holdings LLC,
	senior note, 6.75%, 11/15/21	United States	1,000,000	1,071,250
	senior note, 5.25%, 6/01/24	United States	500,000	508,750
	[f] senior secured note, first lien, 144A, 5.50%, 5/15/26	United States	1,000,000	1,030,300
[f]	Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/27	United States	400,000	426,000
[d,f]	Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	500,000	508,750
[f]	Virgin Media Secured Finance PLC,
	senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	1,100,000	1,128,875
	senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	400,000	408,000
[d,f]	WMG Acquisition Corp.,
	secured note, first lien, 144A, 5.00%, 8/01/23	United States	100,000	102,125
	senior note, 144A, 5.625%, 4/15/22	United States	1,612,000	1,634,165
				12,028,522
	Pharmaceuticals, Biotechnology & Life Sciences 1.9%
	Advanz Pharma Corp., senior secured note, first lien, 8.00%, 9/06/24	Canada	123,000	116,542
[d,f]	Bausch Health Americas Inc., senior note, 144A, 9.25%, 4/01/26	United States	1,500,000	1,645,200
[f]	Bausch Health Cos. Inc.,
	senior bond, 144A, 6.125%, 4/15/25	United States	300,000	297,750
	senior note, 144A, 5.625%, 12/01/21	United States	88,000	88,026
	[d] senior secured note, first lien, 144A, 6.50%, 3/15/22	United States	200,000	207,250
[d,f]	Endo DAC/Endo Finance LLC/Endo Finco Inc.,
	senior bond, 144A, 6.00%, 2/01/25	United States	1,000,000	730,000
	senior note, 144A, 6.00%, 7/15/23	United States	410,000	317,750
[d]	Horizon Pharma USA Inc., senior note, 6.625%, 5/01/23	United States	1,200,000	1,239,493
[d,f]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A, 6.375%, 8/01/23	United States	1,200,000	1,225,500
				5,867,511
	Real Estate 1.2%
[d]	CyrusOne LP/CyrusOne Finance Corp., senior note, 5.00%, 3/15/24	United States	1,300,000	1,330,875
	Equinix Inc., senior bond, 5.875%, 1/15/26	United States	300,000	316,785
[d,f]	Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A, 7.875%, 11/15/25	United States	1,000,000	960,000
[d]	MPT Operating Partnership LP/MPT Finance Corp.,
	senior bond, 5.25%, 8/01/26	United States	300,000	310,125
	senior note, 6.375%, 3/01/24	United States	700,000	733,250
				3,651,035
	Retailing 0.5%
[f]	Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	1,100,000	1,097,250
[f]	PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	700,000	525,000
				1,622,250
	Semiconductors & Semiconductor Equipment 0.3%
[d,f]	Qorvo Inc., senior note, 144A, 5.50%, 7/15/26	United States	900,000	931,590
	Software & Services 1.5%
[d,f]	First Data Corp.,
	secured note, first lien, 144A, 5.00%, 1/15/24	United States	1,700,000	1,741,863
	secured note, second lien, 144A, 5.75%, 1/15/24	United States	500,000	516,000
	Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	1,800,000	1,831,500
  |  5

Franklin Limited Duration Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Software & Services (continued)
[d,f]	Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	$ 600,000	$ 601,660
				4,691,023
	Technology Hardware & Equipment 0.9%
[d,f]	Blackboard Inc., secured note, second lien, 144A, 9.75%, 10/15/21	United States	1,538,000	1,403,425
[d,f]	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior note, 144A, 6.75%, 6/01/25	United States	1,500,000	1,518,750
				2,922,175
	Telecommunication Services 2.2%
[d,f]	Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	300,000	312,375
[f]	Digicel Group One Ltd., senior secured note, first lien, 144A, 8.25%, 12/30/22	Jamaica	617,000	379,292
[f]	Digicel Group Two Ltd., senior note, 144A, 8.25%, 9/30/22	Bermuda	583,000	199,331
[f]	Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	700,000	589,673
[f]	DKT Finance ApS, senior secured note, first lien, 144A, 9.375%, 6/17/23	Denmark	1,500,000	1,618,417
[d,f]	Sprint Communications Inc., senior note, 144A, 7.00%, 3/01/20	United States	600,000	617,250
[d]	Sprint Corp.,
	senior bond, 7.125%, 6/15/24	United States	300,000	305,250
	senior note, 7.25%, 9/15/21	United States	500,000	526,250
[f]	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, senior secured bond, first lien, 144A, 4.738%, 9/20/29	United States	1,000,000	1,013,315
[d]	T-Mobile USA Inc.,
	senior bond, 6.50%, 1/15/24	United States	500,000	520,000
	senior note, 4.00%, 4/15/22	United States	700,000	709,625
				6,790,778
	Transportation 0.9%
[f]	Avolon Holdings Funding Ltd.,
	[d] senior note, 144A, 5.125%, 10/01/23	Ireland	1,000,000	1,027,400
	senior note, 144A, 5.25%, 5/15/24	Ireland	400,000	412,250
[f]	DAE Funding LLC,
	senior note, 144A, 4.00%, 8/01/20	United Arab Emirates	800,000	801,000
	senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	400,000	403,000
	senior note, 144A, 5.75%, 11/15/23	United Arab Emirates	200,000	206,496
				2,850,146
	Utilities 2.4%
[d]	Calpine Corp., senior note, 5.375%, 1/15/23	United States	1,500,000	1,505,625
	Clearway Energy Operating LLC,
	[d] senior bond, 5.375%, 8/15/24	United States	500,000	500,000
	[d] senior bond, 5.00%, 9/15/26	United States	1,000,000	957,500
	[f] senior note, 144A, 5.75%, 10/15/25	United States	300,000	302,250
[d]	Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	800,000	702,000
	Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note, 8.625%, 6/15/20	United States	500,000	380,000
[f]	InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	500,000	453,750
	Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	1,600,000	1,416,000
[d,f]	Vistra Operations Co. LLC, senior note, 144A, 5.625%, 2/15/27	United States	1,300,000	1,355,250
				7,572,375
	Total Corporate Bonds (Cost $139,537,537)			138,417,962
  |  6

Franklin Limited Duration Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests 49.4%
	Automobiles & Components 1.0%
[i,j]	Panther BF Aggregator 2 LP, Term Loan B, TBD, 4/30/26	United States	$ 1,318,854	$ 1,307,281
	Thor Industries Inc., Initial USD Term Loans, 6.25%, (1-month USD LIBOR + 3.75%), 2/01/26	United States	1,830,276	1,753,611
				3,060,892
	Capital Goods 3.6%
	AECOM, Term B Loans, 4.249%, (1-month USD LIBOR + 1.75%), 3/13/25	United States	2,149,222	2,112,954
	Altra Industrial Motion Corp., Term Loan, 4.499%, (1-month USD LIBOR + 2.00%), 10/01/25	United States	1,037,396	1,022,699
	Doncasters U.S. Finance LLC, Term B Loans, 6.101%, (3-month USD LIBOR + 3.50%), 4/09/20	United States	1,393,533	1,247,212
	Flying Fortress Holdings LLC (ILFC), New Loan, 4.351%, (3-month USD LIBOR + 1.75%), 10/30/22	United States	629,859	629,203
	Harsco Corp., Term Loan B-2, 4.75%, (1-month USD LIBOR + 2.25%), 12/10/24	United States	2,420,338	2,415,043
	Navistar Inc., Tranche B Term Loan, 6.00%, (1-month USD LIBOR + 3.50%), 11/06/24	United States	3,124,370	3,120,464
	Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.986%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	696,716	686,265
				11,233,840
	Commercial & Professional Services 1.1%
	Prime Security Services Borrower LLC, Term B-1 Loans, 5.249%, (1-month USD LIBOR + 2.75%), 5/02/22	United States	1,764,565	1,749,441
	United Rentals North America Inc., Initial Term Loans, 4.249%, (1-month USD LIBOR + 1.75%), 10/30/25	United States	300,444	299,693
	Ventia Pty. Ltd., Term B Loans (USD), 6.101%, (3-month USD LIBOR + 3.50%), 5/21/22	Australia	1,320,102	1,320,102
				3,369,236
	Consumer Services 6.1%
[i]	24 Hour Fitness Worldwide Inc., Term Loan, 5.999%, (1-month USD LIBOR + 3.50%), 5/30/25	United States	2,235,670	2,234,832
	Aristocrat Technologies Inc., Term B-3 Loans, 4.526%, (3-month USD LIBOR + 1.75%), 10/19/24	United States	931,006	914,916
	Avis Budget Car Rental LLC, Tranche B Term Loans, 4.50%, (1-month USD LIBOR + 2.00%), 2/13/25	United States	2,387,828	2,340,071
	Caesars Resort Collection LLC, Term B Loans, 5.249%, (1-month USD LIBOR + 2.75%), 12/22/24	United States	1,725,044	1,708,102
	Eldorado Resorts Inc., Initial Term Loan, 4.875%, (2-month USD LIBOR + 2.25%), 4/17/24	United States	1,909,919	1,895,594
	Equinox Holdings Inc., Term B-1 Loans, 5.499%, (1-month USD LIBOR + 3.00%), 3/08/24	United States	997,468	991,234
	Hilton Worldwide Finance LLC, Series B-2 Term Loans, 4.236%, (1-month USD LIBOR + 1.75%), 10/25/23	United States	1,571,895	1,570,056
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (Yum Brands), Term Loan B, 4.232%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	1,699,478	1,690,272
	Kingpin Intermediate Holdings LLC, Amendment No. 2 Term Loans, 6.00%, (1-month USD LIBOR + 3.50%), 7/03/24	United States	1,990,000	1,989,950
	Las Vegas Sands LLC, Term B Loans, 4.249%, (1-month USD LIBOR + 1.75%), 3/27/25	United States	1,985,671	1,953,404
	Sabre GLBL Inc., 2017 Other Term A Loans, 4.499%, (1-month USD LIBOR + 2.00%), 7/01/22	United States	902,887	897,244
  |  7

Franklin Limited Duration Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
	Consumer Services (continued)
	Station Casinos LLC, Term B Facility Loans, 5.00%, (1-month USD LIBOR + 2.50%), 6/08/23	United States	$ 993,915	$ 985,596
				19,171,271
	Diversified Financials 0.8%
	Asurion LLC,
	AM No. 14 Replacement B-4 Term Loans, 5.499%, (1-month USD LIBOR + 3.00%), 8/04/22	United States	1,812,894	1,806,096
	Replacement B-6 Term Loans, 5.499%, (1-month USD LIBOR + 3.00%), 11/03/23	United States	332,466	330,960
	Trans Union LLC, 2017 Replacement Term A-2 Loans, 4.249%, (1-month USD LIBOR + 1.75%), 8/09/22	United States	464,654	461,168
				2,598,224
	Energy 0.6%
	Foresight Energy LLC, Term Loans, 8.379%, (3-month USD LIBOR + 5.75%), 3/28/22	United States	2,000,000	1,963,000
	Food & Staples Retailing 0.2%
	U.S. Foods Inc., Initial Term Loans, 4.499%, (1-month USD LIBOR + 2.00%), 6/27/23	United States	569,147	562,460
	Food, Beverage & Tobacco 2.1%
	CSM Bakery Supplies LLC, Term Loans, 6.80%, (3-month USD LIBOR + 4.00%), 7/03/20	United States	2,000,000	1,920,000
	JBS USA LUX SA, New Initial Term Loans, 4.982% - 4.999%, (1-month USD LIBOR + 2.50%), 10/30/22	United States	2,961,605	2,945,316
	Post Holdings Inc., Series A Incremental Term Loans, 4.49%, (1-month USD LIBOR + 2.00%), 5/24/24	United States	1,905,492	1,893,583
				6,758,899
	Health Care Equipment & Services 3.7%
	Air Medical Group Holdings Inc., 2018 New Term Loans, 6.736%, (1-month USD LIBOR + 4.25%), 3/14/25	United States	1,989,924	1,877,370
	Catalent Pharma Solutions Inc., Dollar Term Loan, 4.749%, (1-month USD LIBOR + 2.25%), 5/20/24	United States	1,367,742	1,363,834
	DaVita Healthcare Partners Inc., Tranche B Term Loan, 5.249%, (1-month USD LIBOR + 2.75%), 6/24/21	United States	989,610	991,002
	HCA Inc., Term Loan B11, 4.249%, (1-month USD LIBOR + 1.75%), 3/18/23	United States	1,538,460	1,538,220
	IQVIA Inc.,
	Term B-1 Dollar Loans, 4.601%, (3-month USD LIBOR + 2.00%), 3/07/24	United States	898,405	896,159
	Term B-3 Dollar Loans, 4.249%, (1-month USD LIBOR + 1.75%), 6/11/25	United States	694,750	684,545
	Mallinckrodt International Finance SA & Mallinckrodt CB LLC, 2017 Term B Loans, 5.351%, (3-month USD LIBOR + 2.75%), 9/24/24	Luxembourg	1,639,225	1,532,675
	National Mentor Holdings Inc.,
	Initial Term C Loans, 6.75%, (1-month USD LIBOR + 4.25%), 3/08/26	United States	32,091	32,086
	Initial Term Loans, 6.75%, (1-month USD LIBOR + 4.25%), 3/08/26	United States	516,666	516,585
	U.S. Renal Care Inc., Initial Term Loan, 6.851%, (3-month USD LIBOR + 4.25%), 12/31/22	United States	2,153,193	2,151,310
				11,583,786
  |  8

Franklin Limited Duration Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
	Materials 4.9%
	Ashland LLC, Term B Loan, 4.236% - 4.249%, (1-month USD LIBOR + 1.75%), 5/17/24	United States	$ 2,014,858	$ 2,010,455
	Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 4.351%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	2,530,615	2,480,799
	Berry Global Inc., Term Q Loan, 4.61%, (2-month USD LIBOR + 2.00%), 10/01/22	United States	1,090,516	1,085,540
	Chemours Co., Tranche B-2 US$ Term Loan, 4.25%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	1,058,298	1,046,380
	Crown Americas LLC, Dollar Term B Loan, 4.484%, (1-month USD LIBOR + 2.00%), 4/03/25	United States	1,697,669	1,704,300
	Ineos U.S. Finance LLC, 2024 Dollar Term Loan, 4.499%, (1-month USD LIBOR + 2.00%), 3/31/24	United States	1,465,977	1,441,582
	Oxbow Carbon LLC, Tranche B Term Loan, 5.999%, (1-month USD LIBOR + 3.50%), 1/04/23	United States	2,025,000	2,032,594
	Univar USA Inc., Term B-3 Loans, 4.749%, (1-month USD LIBOR + 2.25%), 7/01/24	United States	744,444	737,349
	W.R. Grace & Co.,
	Term B-1 Loans, 4.351%, (3-month USD LIBOR + 1.75%), 4/03/25	United States	1,054,621	1,040,120
	Term B-2 Loans, 4.351%, (3-month USD LIBOR + 1.75%), 4/03/25	United States	1,807,921	1,783,062
				15,362,181
	Media & Entertainment 7.1%
	AMC Entertainment Holdings Inc.,
	2016 Incremental Term Loans, 4.734%, (1-month USD LIBOR + 2.25%), 12/15/23	United States	589,450	588,437
	Initial Term Loans, 4.734%, (1-month USD LIBOR + 2.25%), 12/15/22	United States	2,913,728	2,908,719
	Ancestry.com Operations Inc., Term Loans, 5.75%, (1-month USD LIBOR + 3.25%), 10/19/23	United States	1,989,770	1,980,430
	Charter Communications Operating LLC, Term B Loan, 4.50%, (1-month USD LIBOR + 2.00%), 4/30/25	United States	989,975	984,594
	CSC Holdings LLC, March 2017 Incremental Term Loans, 4.734%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	2,560,053	2,494,119
	Go Daddy Operating Co. LLC, Tranche B-1 Term Loans, 4.749%, (1-month USD LIBOR + 2.25%), 2/15/24	United States	2,073,904	2,061,813
	Gray Television Inc., Term B-2 Loan, 4.732%, (1-month USD LIBOR + 2.25%), 2/07/24	United States	2,568,789	2,542,184
	Lions Gate Capital Holdings LLC, Term A Loan, 4.499%, (1-month USD LIBOR + 2.00%), 3/22/23	Canada	1,427,059	1,411,005
	Live Nation Entertainment Inc., Term B-3 Loans, 4.25%, (1-month USD LIBOR + 1.75%), 10/31/23	United States	1,804,791	1,798,759
	MCC Iowa LLC (Mediacom Broadband), Tranche M Term Loan, 4.41%, (1-week USD LIBOR + 2.00%), 1/25/25	United States	1,722,843	1,710,640
	Mediacom Illinois LLC, Tranche N Term Loan, 4.16%, (1-week USD LIBOR + 1.75%), 2/15/24	United States	1,332,439	1,317,449
	Mission Broadcasting Inc., Term B-3 Loan, 4.739%, (1-month USD LIBOR + 2.25%), 1/17/24	United States	112,627	110,234
	Nexstar Broadcasting Inc., Term B-3 Loan, 4.746%, (1-month USD LIBOR + 2.25%), 7/17/24	United States	611,952	598,948
	Sinclair Television Group Inc., Tranche B Term Loans, 4.75%, (1-month USD LIBOR + 2.25%), 1/03/24	United States	1,960,914	1,946,207
				22,453,538
  |  9

Franklin Limited Duration Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
	Pharmaceuticals, Biotechnology & Life Sciences 2.2%
	Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 6.75%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	$ 1,965,000	$ 1,934,912
	Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 4.66%, (1-week USD LIBOR + 2.25%), 1/31/25	United States	1,714,397	1,705,060
	Horizon Pharma Inc., Fourth Amendment Refinancing Term Loans, 5.50%, (1-month USD LIBOR + 3.00%), 3/29/24	United States	1,309,915	1,312,120
	Innoviva Inc., Initial Term Loan, 7.141%, (3-month USD LIBOR + 4.50%), 8/18/22	United States	110,000	108,900
	Syneos Health Inc., Initial Term B Loans, 4.499%, (1-month USD LIBOR + 2.00%), 8/01/24	United States	1,194,474	1,188,166
	Valeant Pharmaceuticals International, Initial Term Loans, 5.481%, (1-month USD LIBOR + 3.00%), 6/02/25	United States	609,521	605,877
				6,855,035
	Retailing 4.2%
	Ascena Retail Group Inc., Tranche B Term Loan, 7.00%, (1-month USD LIBOR + 4.50%), 8/21/22	United States	3,152,059	2,767,902
	General Nutrition Centers Inc., FILO Term Loan (ABL), 9.50%, (1-month USD LIBOR + 7.00%), 12/31/22	United States	3,000,000	3,042,510
	Harbor Freight Tools USA Inc., Refinancing Loans, 4.999%, (1-month USD LIBOR + 2.50%), 8/19/23	United States	1,963,134	1,922,236
	Jo-Ann Stores Inc., Initial Loans, 7.761%, (3-month USD LIBOR + 5.00%), 10/23/23	United States	2,450,949	2,437,162
	Michaels Stores Inc., 2018 New Replacement Term B Loan, 4.991% - 4.999%, (1-month USD LIBOR + 2.50%), 1/28/23	United States	2,003,054	1,965,473
	Wand NewCo. 3 Inc., First Lien Term Loan, 5.982%, (3-month USD LIBOR + 3.50%), 2/05/26	United States	1,000,000	1,002,375
				13,137,658
	Semiconductors & Semiconductor Equipment 0.7%
	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loans, 4.249%, (1-month USD LIBOR + 1.75%), 3/31/23	United States	2,322,870	2,302,961
	Software & Services 3.2%
[i,j]	Carbonite Inc., Initial Term Loan, TBD, 3/26/26	United States	730,576	726,238
	Iron Mountain Information Management LLC, Term B Loan, 4.249%, (1-month USD LIBOR + 1.75%), 1/26/26	United States	1,665,668	1,620,387
	LegalZoom.com Inc., 2018 Term Loans, 6.986%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	1,995,000	1,997,494
	Neustar Inc., First Lien Term Loan, 6.999%, (1-month USD LIBOR + 4.50%), 8/08/24	United States	1,000,000	981,665
	SS&C Technologies Inc., Term B-5 Loan, 4.749%, (1-month USD LIBOR + 2.25%), 4/16/25	United States	994,918	987,146
	TIBCO Software Inc., Term B-1 Loans, 6.00%, (1-month USD LIBOR + 3.50%), 12/04/20	United States	1,989,821	1,983,591
	Wex Inc., Term B-2 Loan, 4.749%, (1-month USD LIBOR + 2.25%), 7/01/23	United States	1,930,413	1,916,900
				10,213,421
	Technology Hardware & Equipment 1.6%
	Ciena Corp., 2018 Term Loan, 4.488%, (1-month USD LIBOR + 2.00%), 9/28/25	United States	2,061,500	2,061,071
	CommScope Inc.,
	[i,j] Initial Term Loans, TBD, 2/06/26	United States	954,928	957,077
	Tranche 5 Term Loans, 4.499%, (1-month USD LIBOR + 2.00%), 12/29/22	United States	510,454	510,455
  |  10

Franklin Limited Duration Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
		Country	Principal Amount*	Value
[h]	Senior Floating Rate Interests (continued)
	Technology Hardware & Equipment (continued)
	Western Digital Corp., U.S. Term B-4 Loan, 4.249%, (1-month USD LIBOR + 1.75%), 4/29/23	United States	$ 1,408,553	$ 1,373,332
				4,901,935
	Telecommunication Services 0.9%
	Global Tel*Link Corp., First Lien Term Loan, 6.749%, (1-month USD LIBOR + 4.25%), 11/29/25	United States	1,995,000	1,987,519
[i]	Securus Technologies Holdings Inc., Initial Term Loan, 6.999%, (1-month USD LIBOR + 4.50%), 11/01/24	United States	997,475	992,798
				2,980,317
	Transportation 3.6%
	Air Canada, Term Loan, 4.499%, (1-month USD LIBOR + 2.00%), 10/06/23	Canada	2,242,743	2,239,913
	Allegiant Travel Co., Class B Term Loans, 7.233%, (3-month USD LIBOR + 4.50%), 2/05/24	United States	2,000,000	1,997,500
	American Airlines Inc., 2017 Replacement Term Loans, 4.493%, (1-month USD LIBOR + 2.00%), 10/10/21	United States	672,077	668,034
	Hertz Corp., Tranche B-1 Term Loan, 5.25%, (1-month USD LIBOR + 2.75%), 6/30/23	United States	2,917,267	2,868,038
	Navios Maritime Partners LP, Initial Term Loan, 7.60%, (3-month USD LIBOR + 5.00%), 9/14/20	United States	1,459,460	1,452,771
	XO Management Holding Inc., Initial Term Loan, 8.36%, (3-month USD LIBOR + 5.75%), 12/06/21	United States	2,000,000	1,940,000
				11,166,256
	Utilities 1.8%
	EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.86%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	2,268,301	2,253,841
	NRG Energy Inc., Term Loan B, 4.249%, (1-month USD LIBOR + 1.75%), 6/30/23	United States	3,388,503	3,356,471
				5,610,312
	Total Senior Floating Rate Interests (Cost $156,937,139)			155,285,222
	Marketplace Loans (Cost $6,242,077) 2.0%
	Diversified Financials 2.0%
[b]	Lending Club, 8.46% - 26.31%, 10/31/21 - 3/27/24	United States	6,242,077	6,126,108
	Asset-Backed Securities and Commercial Mortgage-Backed Securities 4.3%
	Banks 2.0%
	Citigroup Commercial Mortgage Trust,
	2006-C5, AJ, 5.482%, 10/15/49	United States	142,366	137,920
	2015-GC27, A5, 3.137%, 2/10/48	United States	1,520,000	1,530,333
[k,l]	Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.614%, 7/10/38	United States	585,000	532,240
	CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	1,410,000	1,449,349
	JPMBB Commercial Mortgage Securities Trust, 2015-C28, A4, 3.227%, 10/15/48	United States	1,410,000	1,425,236
[m]	Merrill Lynch Mortgage Investors Trust,
	[l] 2003-OPT1, B2, FRN, 6.611%, (1-month USD LIBOR + 4.125%), 7/25/34	United States	33,301	7,404
	2005-A6, 2A3, FRN, 2.866%, (1-month USD LIBOR + 0.38%), 8/25/35	United States	141,680	142,146
[m]	Morgan Stanley ABS Capital I Inc. Trust, 2003-NC10, B1, FRN, 7.436%, (1-month USD LIBOR + 4.95%), 10/25/33	United States	350,442	377,624
	Wells Fargo Commercial Mortgage Trust, 2014-LC16, A4, 3.548%, 8/15/50	United States	550,000	564,113
				6,166,365
  |  11

Franklin Limited Duration Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
		Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials 2.3%
[m]	Argent Securities Inc., 2003-W5, M4, FRN, 8.111%, (1-month USD LIBOR + 5.625%), 10/25/33	United States	$ 93,151	$ 102,349
[f,k]	BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 4.79%, 5/26/35	United States	1,087,837	1,061,509
[f,k]	Consumer Loan Underlying Bond (CLUB) Certificate Issuer Trust I, 2018-29, PT, 144A, FRN, 28.44%, 12/15/43	United States	553,821	466,503
[f,k]	Consumer Loan Underlying Bond (CLUB) Certificate IssuerTrust I, 2019-S2, PT, 144A, FRN, 13.852%, 5/16/44	United States	935,813	892,436
[f,k]	Consumer Loan Underlying Bond Club Certificate Issuer Trust, S1, PT, 144A, FRN, 14.064%, 4/15/44	United States	1,623,440	1,509,457
[m]	FHLMC Structured Agency Credit Risk Debt Notes,
	2014-DN1, M2, FRN, 4.686%, (1-month USD LIBOR + 2.20%), 2/25/24	United States	1,354,430	1,378,035
	2014-HQ2, M2, FRN, 4.686%, (1-month USD LIBOR + 2.20%), 9/25/24	United States	573,284	584,585
[m]	MortgageIT Trust, 2004-1, A2, FRN, 3.386%, (1-month USD LIBOR + 0.90%), 11/25/34	United States	220,656	217,207
[m]	Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 2.796%, (1-month USD LIBOR + 0.31%), 11/25/35	United States	238,210	237,186
[m]	Option One Mortgage Loan Trust, 2003-6, M5, FRN, 7.436%, (1-month USD LIBOR + 4.95%), 11/25/33	United States	92,324	83,235
[m]	Structured Asset Investment Loan Trust, 2003-BC2, M3, FRN, 7.361%, (1-month USD LIBOR + 4.875%), 4/25/33	United States	13,987	13,956
[m]	Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 3.989%, (1-month USD LIBOR + 1.50%), 2/25/35	United States	218,189	216,814
[k]	Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 4.526%, 4/25/45	United States	455,390	460,937
	Wells Fargo Mortgage Backed Securities Trust,
	[k] 2004-W, A9, FRN, 4.845%, 11/25/34	United States	134,132	138,160
	2007-3, 3A1, 5.50%, 4/25/22	United States	33,993	34,568
				7,396,937
	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $13,640,148)			13,563,302
	Mortgage-Backed Securities 34.3%
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 18.7%
[d]	FHLMC Gold 15 Year, 5.00%, 12/01/23	United States	300,208	312,019
[d]	FHLMC Gold 15 Year, 5.50%, 7/01/19	United States	661	662
[d]	FHLMC Gold 30 Year, 3.50%, 3/01/45	United States	39,695	40,428
[d]	FHLMC Gold 30 Year, 3.50%, 10/01/47	United States	5,437,208	5,528,143
	FHLMC Gold 30 Year, 3.50%, 11/01/48	United States	1,769,259	1,798,391
	FHLMC Gold 30 Year, 3.50%, 11/01/48	United States	14,376,721	14,611,222
	FHLMC Gold 30 Year, 4.00%, 4/01/48	United States	4,270,907	4,410,525
[d]	FHLMC Gold 30 Year, 4.00%, 5/01/48	United States	10,834,452	11,193,859
	FHLMC Gold 30 Year, 4.00%, 11/01/48	United States	3,215,298	3,318,581
	FHLMC Gold 30 Year, 4.00%, 12/01/48	United States	5,874,310	6,061,796
[n]	FHLMC Gold 30 Year, 4.00%, 4/01/49	United States	10,202,000	10,503,876
[d]	FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	United States	455,734	501,367
[d]	FHLMC Gold 30 Year, 6.50%, 8/01/27 - 3/01/38	United States	213,575	237,165
[d]	FHLMC Gold 30 Year, 7.00%, 9/01/27	United States	59,871	63,975
[d]	FHLMC Gold 30 Year, 8.00%, 1/01/31	United States	7,545	7,637
[d]	FHLMC Gold 30 Year, 8.50%, 7/01/31	United States	211,192	244,624
				58,834,270
  |  12

Franklin Limited Duration Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
		Country	Principal Amount*	Value
	Mortgage-Backed Securities (continued)
[o]	Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
[d]	FNMA, 4.165% - 4.32%, (6-month USD LIBOR +/- MBS Margin), 6/01/32 - 7/01/34	United States	$ 243,357	$ 252,207
	Federal National Mortgage Association (FNMA) Fixed Rate 11.7%
[d]	FNMA 15 Year, 3.00%, 8/01/27	United States	7,902	8,006
[d]	FNMA 15 Year, 3.50%, 1/01/21 - 1/01/26	United States	26,185	26,799
[d]	FNMA 15 Year, 5.50%, 7/01/20	United States	20,287	20,348
[d]	FNMA 15 Year, 6.50%, 7/01/20	United States	9	9
[d]	FNMA 30 Year, 3.50%, 11/01/47	United States	2,387,655	2,426,081
	FNMA 30 Year, 3.50%, 3/01/48	United States	4,452,087	4,526,358
[d]	FNMA 30 Year, 3.50%, 4/01/48	United States	2,154,326	2,188,858
	FNMA 30 Year, 3.50%, 6/01/45 - 10/01/48	United States	2,229,931	2,266,930
[d]	FNMA 30 Year, 3.50%, 1/01/45 - 7/01/56	United States	1,297,136	1,315,939
[d]	FNMA 30 Year, 4.00%, 11/01/44 - 1/01/45	United States	886,720	917,541
	FNMA 30 Year, 4.00%, 1/01/48	United States	1,965,633	2,032,750
	FNMA 30 Year, 4.00%, 4/01/48	United States	3,706,330	3,828,557
	FNMA 30 Year, 4.00%, 9/01/48	United States	5,467,385	5,635,364
	FNMA 30 Year, 4.00%, 11/01/48	United States	2,146,440	2,212,006
[n]	FNMA 30 Year, 4.00%, 3/01/49	United States	7,525,000	7,741,344
[d]	FNMA 30 Year, 4.50%, 5/01/24 - 3/01/44	United States	48,789	51,004
[d]	FNMA 30 Year, 5.00%, 5/01/38 - 7/01/39	United States	353,136	380,178
[d]	FNMA 30 Year, 5.50%, 6/01/37	United States	271,823	298,585
[d]	FNMA 30 Year, 6.00%, 4/01/33 - 6/01/38	United States	699,758	771,743
[d]	FNMA 30 Year, 6.50%, 8/01/32	United States	97,726	110,964
[d]	FNMA 30 Year, 8.00%, 10/01/29	United States	5,334	5,338
				36,764,702
	Government National Mortgage Association (GNMA) Fixed Rate 3.8%
	GNMA I SF 30 Year, 4.50%, 9/20/48	United States	4,397,314	4,570,731
[d]	GNMA I SF 30 Year, 6.50%, 6/15/31 - 9/15/32	United States	292,059	320,875
	GNMA I SF 30 Year, 6.50%, 12/15/33	United States	41,363	45,415
	GNMA II SF 30 Year, 4.50%, 10/20/48	United States	1,096,019	1,139,476
[n]	GNMA II SF 30 Year, 4.50%, 3/01/49	United States	5,526,000	5,739,350
[d]	GNMA II SF 30 Year, 7.00%, 1/20/24 - 1/20/29	United States	30,084	33,079
[d]	GNMA II SF 30 Year, 8.00%, 1/20/28 - 10/20/31	United States	89,173	104,512
				11,953,438
	Total Mortgage-Backed Securities (Cost $106,265,497)			107,804,617
			Shares
	Escrows and Litigation Trusts 0.0%†
[a,b]	Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Litigation Trust	United States	800,000	—
[a,b]	NewPage Corp., Litigation Trust	United States	1,500,000	—
[a,b]	T-Mobile USA Inc., Litigation Trust	United States	1,200,000	—
[a]	Vistra Energy Corp., Litigation Trust	United States	2,000,000	6,500
	Total Escrows and Litigation Trusts (Cost $53,526)			6,500
	Total Investments before Short Term Investments (Cost $429,867,324)			423,308,536
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Franklin Limited Duration Income Trust
STATEMENT OF INVESTMENTS (UNAUDITED)
		Country	Shares	Value
	Short Term Investments (Cost $5,516,085) 1.8%
	Money Market Funds 1.8%
[p,q]	Institutional Fiduciary Trust Money Market Portfolio, 2.10%	United States	5,516,085	$ 5,516,085
	Total Investments (Cost $435,383,409) 136.5%			428,824,621
	Credit Facility(28.6)%			(90,000,000)
	Other Assets, less Liabilities (7.9)%			(24,668,934)
	Net Assets 100.0%			$314,155,687

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
[c]See Note 5 regarding restricted securities.
[d]A portion or all of the security is pledged as collateral in connection with the Fund’s revolving credit facility.
[e]Perpetual security with no stated maturity date.
[f]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2019 , the aggregate value of these securities was $98,399,740, representing 31.3% of net assets.
[g]Income may be received in additional securities and/or cash.
[h]The coupon rate shown represents the rate at period end.
[i]A portion or all of the security purchased on a delayed delivery basis.
[j]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[k]Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
[l]The bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
[m]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[n]Security purchased on a to-be-announced (TBA) basis.
[o]Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
[p]See Note 6 regarding investments in affiliated management investment companies.
[q]The rate shown is the annualized seven-day effective yield at period end.
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Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)
1.   ORGANIZATION
Franklin Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or, as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
  |  15

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)
2.  FINANCIAL INSTRUMENT VALUATION  (continued)
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. The Fund did not hold any total return swap contracts at period end.
4.   MORTGAGE DOLLAR ROLLS
The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
The Fund is investing in mortgage dollar rolls as an alternate form of leverage.
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Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)
5.  RESTRICTED SECURITIES
At March 31, 2019, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:
Shares		Issuer	Acquisition Date	Cost	Value
404		Nine Point Energy Holdings Inc., cvt. pfd.	3/24/17	$377,604	$435,225
21,663		Nine Point Energy LLC	7/15/14 - 2/01/18	830,630	2
3,700	[a]	Remington Outdoor Co. Inc., Litigation Units	5/16/18	—	—
		Total Restricted Securities (Value is 0.1% of Net Assets)		$1,208,234	$435,227

[a]The Fund also invests in unrestricted securities of the issuer, valued at $38,323 as of March 31, 2019.
6.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2019, the Fund held investments in affiliated management investment companies as follows:
	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.10%	5,086,661	19,112,481	(18,683,057)	5,516,085	$5,516,085	$36,028	$ —	$ —
7.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
  |  17

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)
7.  FAIR VALUE MEASUREMENTS  (continued)
A summary of inputs used as of March 31, 2019, in valuing the Fund’s assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Commercial & Professional Services	$—	$38,323	$—[c]	$38,323
Energy	226,428	1,204,255	435,261	1,865,944
All Other Equity Investments	200,558	—	—	200,558
Corporate Bonds	—	138,417,962	—	138,417,962
Senior Floating Rate Interests	—	155,285,222	—	155,285,222
Marketplace Loans	—	—	6,126,108	6,126,108
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	13,563,302	—	13,563,302
Mortgage-Backed Securities	—	107,804,617	—	107,804,617
Escrows and Litigation Trusts	—	6,500	—[c]	6,500
Short Term Investments	5,516,085	—	—	5,516,085
Total Investments in Securities	$5,943,071	$416,320,181	$6,561,369	$428,824,621

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and convertible preferred stocks as well as other equity interests.
[c]Includes securities determined to have no value at March 31, 2019.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the three months ended March 31, 2019, is as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3	Transfer Out of Level 3	Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets:
Investments in Securities:
Equity Investments:[a]
Commercial & Professional Services	$415,172[b]	$$ —	$—	$—	$(39,306)[c]	$—	$—	$(375,866)	$—[b]	$—
Energy	385,059	—	—	—	—	—	—	50,202	435,261	50,202
Marketplace Loans	3,609,189	2,615,893	—	—	—	—	—	(98,974)	6,126,108	(98,974)
Escrows and Litigation Trusts	—[b]	—	—	—	—	—	—	—	—[b]	—
Total	$4,409,420	$2,615,893	$—	$—	$(39,306)	$—	$—	$(424,638)	$6,561,369	$(48,772)
aIncludes common and convertible preferred stocks as well as other equity interests.
bIncludes securities determined to have no value.
cThe investment was transferred out of Level 3 as a result of removal of a significant unobservable valuation inputs.
Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2019, are as follows:
  |  18

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount	Impact to Fair Value if Input Increases[a]
Assets:
Investments in Securities:
Equity Investments[b]:
Energy	$435,225	Market comparables	Discount for lack of marketability	11.5%	Decrease[c]
			Yield discount	13.8%	Decrease[c]
All Other Investments[d]	6,126,144[e]
Total	$6,561,369
aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bIncludes convertible preferred stocks.
cRepresents a significant impact to fair value but not net assets.
dIncludes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
eIncludes securities determined to have no value at March 31, 2019.
8.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
PIK	Payment-In-Kind
SF	Single Family

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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